Deferred Charges, net	12 Months Ended
Dec. 31, 2024
Deferred Charges, net [Abstract]
Deferred Charges, net
5.	Deferred Charges, net:

The movement in deferred dry-docking costs, net in the accompanying consolidated balance sheets is as follows:

Dry-docking costs
Balance December 31, 2022	$5,357,816
Additions	1,117,797
Amortization	(2,174,428)
Transfer to Assets held for sale (Note 7(b))	(405,048)
Disposals	(664,676)
Balance December 31, 2023	$3,231,461
Additions	1,556,902
Amortization	(1,363,517)
Transfer to Assets held for sale (Note 7(b))	(460,930)
Disposals	(758,372)
Balance December 31, 2024	$2,205,544

During the years ended December 31, 2023 and 2024, one of the Company’s container vessels (the M/V Ariana A) and one of the Company’s dry bulk carrier vessels (the M/V Magic Mars) concluded scheduled dry-docking repairs, respectively.